Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net Income	$ 6,051	$ 14,326	$ 3,748
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of premises and equipment	1,055	642	363
Amortization (accretion), net	1,306	1,877	367
Provision for loan losses	4,100	2,450	1,550
Deferred income tax benefit	(1,845)	(341)	(598)
Loans originated for sale	(31,950)	(26,142)	(19,576)
Proceeds from sale of loans originated for sale	30,884	19,433	16,948
Gain on sales of loans originated for sale	(887)	(295)	(225)
Loss (gain) on sale of real estate owned	498	345	(13)
Loss on sale of property held for sale	124
Loss on leasehold improvements on branch closing	592
Write down on real estate owned	510
Gain on bargain purchase	(1,162)	(12,582)
Gain on sale of securites held to maturity	(18)
Stock compensation expense	12
Decrease in interest receivable	649	501	85
Decrease (increase) in other assets	5,227	(1,207)	(2,607)
Increase (decrease) in accrued interest payable	26	(239)	(120)
(Decrease) increase in other liabilities	(937)	(1,159)	88
Net Cash Provided by (Used in) Operating Activities	14,235	(2,391)	10
Cash flows from investing activities:
Proceeds from repayments and calls on securities held to maturity	85,089	156,757	155,553
Purchases of securities held to maturity	(95,537)	(104,997)	(147,647)
Puchases of securities available for sale			(227)
Proceeds from sales of securities held to maturity	2,438
Proceeds from sales of participation interest in loans	4,777	1,708	1,238
Proceeds from sale of real estate owned	2,722	1,260	307
Proceeds from sale of property held for sale	511
Purchases of loans	(2,292)		(1,744)
Net Decrease in loans receivable	10,325	39,551	4,202
Improvements to real estate owned	(113)	(32)	(58)
Additions to premises and equipment	(2,246)	(704)	(95)
Redemption of Federal Home Loan Bank of New York stock	44	1,869	22
Cash acquired in acquisition	5,901	22,979
Net Cash Provided by Investing Activities	11,619	118,391	11,551
Cash flows from financing activities:
Net (Decrease) increase in deposits	(20,030)	(13,260)	53,235
Repayment of long-term debt		(43,815)
Net change in short-term borrowings			(2,000)
Purchase of treasury stock	(5,567)	(1,806)	(39)
Cash dividend paid	(4,549)	(3,412)	(2,234)
Net proceeds from issuance of common stock	237	73	63
Tax benefit from exercise of stock options	15
Net Cash (Used In) Provided by Financing Activities	(29,894)	(62,220)	49,025
Net (Decrease) increase in cash and cash equivalents	(4,040)	53,780	60,586
Cash and cash equivalents-begininng	121,127	67,347	6,761
Cash and cash equivalents-ending	117,087	121,127	67,347
Supplemental Cash Flow Information:
Cash paid during the year for: Income taxes	4,549	2,252	3,220
Cash paid during the year for: Interest	13,271	13,907	15,114
Non-cash items:
Transfer of loans to other real estate owned	7,145	6,887	71
Loans to facilitate sale of other real estate owned	942	3,771
Reclassification of loans originated for sale to held to maturity	1,669	5,707
Reclassification of property held for sale to real estate owned	382
Acquisition of noncash assets and liabilities
Assets acquired	129,235	514,523
Liabilities assumed	$ 127,807	$ 486,275